Business combinations - Recognized for the assets acquired and the liabilities (Details) - Guajira Association $ in Millions	Dec. 31, 2020 COP ($)
Amounts recognised for the assets acquired and the liabilities assumed at the date of acquisition
Accounts receivable	$ 19,545
Property, plant and equipment	1,190,547
Natural resources	830,494
Right-of-use asset	206
Other assets	258,767
Total Assets	2,299,559
Accounts payable	(20,927)
Deferred tax	(421,957)
Provisions	(72,032)
Other liabilities	(136,942)
Total Liabilities	(651,858)
Fair value of net assets	1,647,701
Ecopetrol
Amounts recognised for the assets acquired and the liabilities assumed at the date of acquisition
Property, plant and equipment	829,121
Natural resources	615,642
Other assets	113,107
Total Assets	1,557,870
Accounts payable	(585)
Deferred tax	(383,346)
Provisions	(37,798)
Other liabilities	(34,455)
Total Liabilities	(456,184)
Fair value of net assets	1,101,686
Hocol S.A. [Member]
Amounts recognised for the assets acquired and the liabilities assumed at the date of acquisition
Accounts receivable	19,545
Property, plant and equipment	361,426
Natural resources	214,852
Right-of-use asset	206
Other assets	145,660
Total Assets	741,689
Accounts payable	(20,342)
Deferred tax	(38,611)
Provisions	(34,234)
Other liabilities	(102,487)
Total Liabilities	(195,674)
Fair value of net assets	$ 546,015